Other Financial Liabilities - Current (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Financial Liabilities - Current [Abstract]
Lease payments	$ 35,651	$ 17,579	$ 15,327